SEGMENT REPORTING (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Consolidated revenues		$ 3,058,740	$ 1,355,641	$ 8,763,314	$ 5,149,416
Consolidated cost of sales		1,149,161	1,000,601	3,317,943	2,741,765
Selling, general and administrative		1,224,350	936,835	3,492,310	2,622,981
Consolidated operating expenses		1,266,300	940,200	3,648,481	2,933,302
Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		27,609,516		27,609,516		$ 23,925,679
Consolidated revenues		3,058,740	1,355,641	8,763,314	5,149,416
Consolidated cost of sales		1,149,161	1,000,601	3,317,943	2,741,765
Total healthcare		266,051	216,843	870,461	668,552
Real estate		25	4,000	29,143	8,836
Corporate, administration and other expenses	[1]	1,000,224	719,357	2,748,877	2,255,914
Consolidated operating expenses		1,266,300	940,200	3,648,481	2,933,302
Income (loss) from operations from subsidiaries		643,279	(585,160)	1,796,890	(525,651)
Income (loss) before taxes		(1,144,299)	(1,977,968)	(2,821,471)	(2,281,345)
Healthcare Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		25,975,901		25,975,901		21,298,866
Consolidated revenues		3,058,740	1,355,641	8,763,314	5,149,416
Consolidated cost of sales		1,149,161	1,000,601	3,317,943	2,741,765
Depreciation expense		762	3,365	4,890	10,096
Loss on disposal of fixed assets				12,593	0
Selling, general and administrative		265,289	213,478	852,978	658,456
Income (loss) from operations from subsidiaries		1,643,528	138,197	4,574,910	1,739,099
Income (loss) before taxes		1,643,528	138,197	4,573,313	1,739,099
Real Estates [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		547,705		547,705		576,478
Consolidated revenues		0	0	0	0
Consolidated cost of sales		0	0	0	0
Income (loss) from operations from subsidiaries		(25)	(4,000)	(29,143)	(8,836)
Income (loss) before taxes		(25)	(4,000)	(29,143)	(8,836)
Corporate Administration And Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated assets		1,085,910		1,085,910		$ 2,050,335
Subsidiary [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations from subsidiaries		1,643,503	134,197	4,545,767	1,730,263
Cardiff Lexington [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations from subsidiaries		(1,000,224)	(719,357)	(2,748,877)	(2,255,914)
Corporate Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Income (loss) before taxes	[2]	$ (2,787,802)	$ (2,112,165)	$ (7,365,641)	$ (4,011,608)

[1]	Corporate, administration and other operating expenses includes payroll, management fees, stock compensation, legal fees, accounting fees and public company/investor relations fees.
[2]	Corporate, administration and other non-operating expenses includes corporate selling, general and administrative expenses such as noted above as well as interest, amortization of notes payable discount and gain on settlement of debt.